Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of Related Parties

Apart from the transactions and balances as disclosed in notes 10 and 20, during the years ended March 31, 2026, 2025 and 2024, the Company had the following transactions with its related parties:

			Year ended March 31
Name of related party	Relationship	Nature of transaction	2026	2025	2024
			US$	US$	US$
Bright Forward Technology Limited	Related company with common directors	Purchase of goods	878,910	1,101,629	613,242
K-Mark Industrial Limited	Related company with common directors	Purchase of goods	-	317,060	1,332,609
Goldin Enterprise Limited	Related company with common directors	Payments of lease liabilities	-	-	92,027
Remarkable Group Holdings Limited	Related company with common directors	Payments of lease liabilities	-	-	15,338